Net Debt - Summary of Maturity Profile of Financial Liabilities Based on the Contractual Amounts (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Disclosure of financial liabilities [Line Items]
Bank loans, debentures and other loans, contractual amount	$ 25,498	$ 28,613
Expected future interest payments, contractual amount	9,361	10,567
Derivatives related to net debt, contractual amount	2,504	2,990
Other derivatives, contractual amount	18	155
Obligations under finance leases, contractual amount	1,165	1,315
Trade and other payables, contractual amount	5,791	5,422
Total, contractual amount	44,337	49,062
Bank loans, debentures and other loans, carrying amount	26,003	29,577
Derivatives related to net debt, carrying amount	1,213	1,345
Other derivatives, carrying amount	18	155
Obligations under finance leases, carrying amount	802	897
Trade and other payables, carrying amount	5,791	5,422
Total financial liabilities	33,827	37,396
Due not later than one year [Member]
Disclosure of financial liabilities [Line Items]
Bank loans, debentures and other loans, contractual amount	2,647	1,157
Expected future interest payments, contractual amount	682	686
Derivatives related to net debt, contractual amount	302	267
Other derivatives, contractual amount	17	144
Obligations under finance leases, contractual amount	127	135
Trade and other payables, contractual amount	5,788	5,417
Total, contractual amount	9,563	7,806
In more than one year but not more than two years [Member]
Disclosure of financial liabilities [Line Items]
Bank loans, debentures and other loans, contractual amount	1,545	2,471
Expected future interest payments, contractual amount	957	1,022
Derivatives related to net debt, contractual amount	188	245
Other derivatives, contractual amount	1	4
Obligations under finance leases, contractual amount	113	132
Trade and other payables, contractual amount	3	5
Total, contractual amount	2,807	3,879
In more than two years but not more than five years [Member]
Disclosure of financial liabilities [Line Items]
Bank loans, debentures and other loans, contractual amount	8,019	8,279
Expected future interest payments, contractual amount	2,203	2,611
Derivatives related to net debt, contractual amount	823	503
Other derivatives, contractual amount		7
Obligations under finance leases, contractual amount	335	343
Total, contractual amount	11,380	11,743
Due later than five years [member]
Disclosure of financial liabilities [Line Items]
Bank loans, debentures and other loans, contractual amount	13,287	16,706
Expected future interest payments, contractual amount	5,519	6,248
Derivatives related to net debt, contractual amount	1,191	1,975
Obligations under finance leases, contractual amount	590	705
Total, contractual amount	$ 20,587	$ 25,634